UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Crystal Rock Capital Management, LLC

Address:  	2201 Waukegan Road, Suite 245
          	Bannockburn, IL  60015


13F File Number:  028-14105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Shugart
Title:  Managing Member
Phone:  212-759-0610


Signature, Place and Date of Signing:

      Joseph Shugart		    New York, NY	      August 8, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $ 107,543


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Accenture PLC Ireland	Cl A	G1151C101	7,133  118,060    SH		Sole	       118,060
Amazon Com Inc		Comm	023135106	6,362	31,110	  SH		Sole		31,110
Bard C R Inc		Comm	067383109	2,127	19,363	  SH		Sole		19,363
CB Richard Ellis Group  Cl A	12497T101	5,017  199,785	  SH		Sole	       199,785
Citigroup Inc		Comm	172967101	1,278   30,691    SH		Sole	        30,691
Coca Cola Enterprises InComm	19122T109	3,376  115,712	  SH		Sole	       115,712
Church & Dwight Inc	Comm	171340102	2,979   73,494    SH            Sole            73,494
Citrix Sys Inc		Comm	177376100	5,641	70,518	  SH		Sole		70,518
Expeditors Intl Wash IncComm	302130109	5,817  113,635	  SH		Sole	       113,635
Goodrich Corp		Comm	382388106	4,282	44,840	  Sh		Sole		44,840
Home Depot Inc		Comm	437076102	1,507	41,620    SH		Sole		41,620
JPMorgan Chase & Co	Comm	46625H100	3,618	88,378	  SH		Sole		88,378
Coca Cola Co		Comm	191216100	4,120	61,223	  SH		Sole		61,223
Liveperson Inc		Comm	538146101	5,299  374,760	  SH		Sole 	       374,760
Mastercard Inc		CL A	57636Q104	3,826   12,696	  SH		Sole		12,696
Marriott Intl Inc New	CL A	571903202	5,052  142,357    SH		Sole	       142,357
McDonalds Corp		Comm	580135101	1,109	13,150	  SH		Sole		13,150
MGM Resorts Intl	Comm	552953101	1,841  139,365    SH		Sole	       139,365
Monsanto Co New		Comm	61166W101	3,495	48,180	  SH		Sole		48,180
NVR Inc			Comm	62944T105	2,258	 3,113	  SH		Sole		 3,113
Paychex Inc		Comm	704326107	3,309  107,710	  SH		Sole	       107,710
Pfizer Inc		Comm	717081103	1,492	72,450    SH		Sole		72,450
Sapient Corp		Comm	803062108	6,889  458,361    SH		Sole	       458,361
Scotts Miracle Gro Co   CL A	810186106 	5,477  106,745    SH		Sole	       106,745
Tornier N V		SHS	N87237108	1,712	63,525	  SH		Sole		63,525
United Parel Service IncCL B 	911312106	5,439	74,580    SH		Sole		74,580
Wynn Resorts Ltd	Comm	983134107       2,118   14,757    SH		Sole		14,757
Yum Brands Inc		Comm	988498101	4,970   89,979    SH            Sole            89,979



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